Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits
Note 8. Deposits

Deposits at December 31, 2014 and 2013 consisted of the following:

	2014	2013
	(Amounts in thousands)

Demand deposits, noninterest-bearing	$42,554	$35,986
Demand deposits, interest-bearing	28,652	29,197
Money market deposits	107,321	93,743
Savings deposits	194,300	224,486
Time deposits of $250,000 or more	28,916	21,561
Other time deposits	225,875	216,579
Brokered time deposits	20,315	5,216
Total deposits	$647,933	$626,768

Scheduled maturities of certificates of deposit at December 31, 2014 are as follows:

Years Ending December 31,	(Amounts in thousands)

2015	$195,309
2016	40,438
2017	23,968
2018	11,841
2019	3,550
Thereafter	—
Total	$275,106

Deposits from related parties totaled approximately $4,964,000 and $5,446,000 at December 31, 2014 and 2013, respectively.